Investment Objectives and Goals - YieldMaxTM Ultra Short Option Income Strategy ETF	Feb. 13, 2025
Prospectus [Line Items]
Risk/Return [Heading]	YieldMaxTM Ultra Short Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek inverse (opposite) exposure to the share price of select U.S. listed securities, subject to a limit on potential investment gains.